EQUITY SECURITIES	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
EQUITY SECURITIES	AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES
The amortized cost and fair value of available-for-sale fixed maturity securities are shown below:

AS OF JUN. 30, 2026 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$368	$1	$(42)	$—	$327
U.S. state and municipal	3,013	80	(23)	—	3,070
Foreign governments	14,047	185	(78)	—	14,154
Corporate debt securities	67,915	915	(594)	(1)	68,235
Residential mortgage-backed securities	1,052	39	(3)	—	1,088
Commercial mortgage-backed securities	3,782	91	(46)	—	3,827
Collateralized debt securities	5,995	76	(115)	—	5,956
Total fixed maturity securities	$96,172	$1,387	$(901)	$(1)	$96,657

AS OF DEC. 31, 2025 US$ MILLIONS	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
U.S. treasury and government	$398	$3	$(41)	$—	$360
U.S. state and municipal	3,075	107	(21)	(3)	3,158
Foreign governments	1,827	53	(29)	—	1,851
Corporate debt securities	47,834	1,077	(311)	(1)	48,599
Residential mortgage-backed securities	1,154	52	(2)	—	1,204
Commercial mortgage-backed securities	3,649	121	(32)	—	3,738
Collateralized debt securities	5,220	128	(49)	—	5,299
Total fixed maturity securities	$63,157	$1,541	$(485)	$(4)	$64,209
The amortized cost and fair value, by contractual maturity, of available-for-sale fixed maturity securities are shown below. Actual maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Residential and commercial mortgage-backed securities and collateralized debt securities, which are not due at a single maturity, have been separately presented below.

AS OF JUN. 30, 2026 US$ MILLIONS	Amortized Cost	Fair Value
Due in one year or less	$2,501	$2,510
Due after one year through five years	25,035	25,148
Due after five years through ten years	17,927	17,933
Due after ten years	39,880	40,195
	85,343	85,786
Residential mortgage-backed securities	1,052	1,088
Commercial mortgage-backed securities	3,782	3,827
Collateralized debt securities	5,995	5,956
Total	$96,172	$96,657
Proceeds from sales of available-for-sale fixed maturity securities, with the related gross realized gains and losses, are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Proceeds from sales of available-for-sale fixed maturity securities	$5,364	$3,853	$6,728	$5,903
Gross realized gains	42	13	65	19
Gross realized losses	(31)	(65)	(37)	(68)
The Company has pledged bonds in connection with certain agreements and transactions, such as financing and reinsurance agreements. The carrying value of bonds pledged was $9.6 billion and $10.4 billion as of June 30, 2026 and December 31, 2025, respectively.
In accordance with various regulations, the Company has securities on deposit with regulatory authorities with a carrying value of $166 million and $181 million as of June 30, 2026 and December 31, 2025, respectively. There are no restrictions on these assets.
The gross unrealized losses and fair value of available-for-sale fixed maturity securities, aggregated by investment category and the length of time individual securities have been in a continuous unrealized loss position due to market factors are shown below:

AS OF JUN. 30, 2026 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Less than 12 months			12 months or more			Total
	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	26	$(14)	$62	22	$(28)	$78	48	$(42)	$140
U.S. state and municipal	103	(7)	569	55	(16)	206	158	(23)	775
Foreign governments	133	(57)	4,664	37	(21)	109	170	(78)	4,773
Corporate debt securities	3,183	(368)	23,596	511	(226)	2,868	3,694	(594)	26,464
Residential mortgage-backed securities	85	(2)	180	19	(1)	50	104	(3)	230
Commercial mortgage-backed securities	67	(21)	572	27	(25)	203	94	(46)	775
Collateralized debt securities	139	(64)	1,940	28	(51)	333	167	(115)	2,273
Total	3,736	$(533)	$31,583	699	$(368)	$3,847	4,435	$(901)	$35,430

AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT NUMBER OF ISSUES	Less than 12 months			12 months or more			Total
	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value	Number of Issues	Gross Unrealized Losses	Fair Value
U.S. treasury and government	10	$(12)	$17	28	$(29)	$107	38	$(41)	$124
U.S. state and municipal	52	(5)	357	83	(16)	255	135	(21)	612
Foreign governments	37	(7)	431	28	(22)	76	65	(29)	507
Corporate debt securities	1,156	(95)	6,569	575	(216)	3,287	1,731	(311)	9,856
Residential mortgage-backed securities	24	—	64	20	(2)	100	44	(2)	164
Commercial mortgage-backed securities	40	(9)	210	29	(23)	290	69	(32)	500
Collateralized debt securities	69	(17)	591	25	(32)	245	94	(49)	836
Total	1,388	$(145)	$8,239	788	$(340)	$4,360	2,176	$(485)	$12,599
The unrealized losses as of June 30, 2026 and December 31, 2025 are principally related to the timing of the purchases of certain securities, which carry less yield than those available as of those dates. Approximately 96% and 93% of the fair value of fixed maturity securities shown above as of June 30, 2026 and December 31, 2025, respectively, are rated investment grade.
The Company expects to recover the amortized cost on all securities except for those securities on which it recognized an allowance for credit loss. In addition, as the Company did not have the intent to sell fixed maturity securities with unrealized losses and it was not more likely than not that the Company would be required to sell these securities prior to recovery of the amortized cost, which may occur at maturity, the Company did not write down these investments to fair value through the statements of operations.
Allowance for Credit Losses
Several assumptions and underlying estimates are made in the evaluation of the allowance for credit losses. Examples include financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends and implications of rating agency actions and offering prices. Based on this evaluation, unrealized losses on available-for-sale securities for which an allowance for credit loss was not recorded were concentrated within the financials sector as of June 30, 2026 and December 31, 2025.
The rollforward of the allowance for credit losses for available-for-sale fixed maturity securities is shown below for the three and six months ended June 30, 2026 and 2025:

FOR THE PERIODS ENDED JUN. 30, 2026 US$ MILLIONS	U.S. State and Municipal	Corporate Debt Securities	Residential Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2026	$(3)	$(1)	$—	$—	$(4)
Changes in previously recorded allowance	(1)	—	—	—	(1)
Balance as of March 31, 2026	$(4)	$(1)	$—	$—	$(5)
Changes in previously recorded allowance	4	—	—	—	4
Balance as of June 30, 2026	$—	$(1)	$—	$—	$(1)

FOR THE PERIODS ENDED JUN. 30, 2025 US$ MILLIONS	U.S. State and Municipal	Corporate Debt Securities	Residential Mortgage Backed Securities	Collateralized Debt Securities	Total
Balance as of January 1, 2025	$—	$(26)	$(1)	$—	$(27)
Credit losses recognized on securities for which credit losses were not previously recorded	—	(7)	—	(1)	(8)
Reductions for securities sold during the period	—	15	—	—	15
Changes in previously recorded allowance	—	8	—	—	8
Balance as of March 31, 2025	$—	$(10)	$(1)	$(1)	$(12)
Credit losses recognized on securities for which credit losses were not previously recorded	—	(3)	—	(1)	(4)
Changes in previously recorded allowance	—	11	1	1	13
Balance as of June 30, 2025	$—	$(2)	$—	$(1)	$(3)
No accrued interest receivables were written off as of June 30, 2026 and December 31, 2025.
EQUITY SECURITIES
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Unrealized gains (losses) on equity securities	$122	$477	$(634)	$217
Net gains (losses) on equity securities sold	(1)	(7)	—	71
Net gains (losses) on equity securities	$121	$470	$(634)	$288
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF	June 30, 2026	December 31, 2025
Consumer goods	5%	2%
Education	5%	4%
Energy and utilities	9%	8%
Finance	72%	74%
Healthcare	1%	1%
Industrials	2%	6%
Information technology	5%	4%
Other	1%	1%
Total	100%	100%